FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	$ (437.0)	$ (274.9)	$ (437.0)
Financial assets (liabilities), at fair value		(347.8)	(525.9)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(437.0)
Financial assets (liabilities), end	(274.9)
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	1.3	(9.5)	1.3
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	1.3
Financial assets (liabilities), issued and settled	(10.6)
Financial assets (liabilities), end	(9.5)
Financial liabilities at fair value through profit or loss, category [member] | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities		(2.1)	(2.4)
Financial liabilities, at fair value		(2.1)	(2.4)
Financial liabilities at fair value through profit or loss, category [member] | Contingent consideration arising on business combinations | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities		(11.0)	(0.1)
Financial liabilities, at fair value		(11.0)	(0.1)
Financial liabilities at amortised cost | Accounts payable and accrued liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities		(588.4)	(615.0)
Financial liabilities, at fair value		(588.4)	(615.0)
Financial liabilities at amortised cost | Total long-term debt | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities		(1,262.9)	(1,258.2)
Financial liabilities, at fair value		(1,322.8)	(1,340.3)
Financial liabilities at amortised cost | Other non-current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities		(156.5)	(146.5)
Financial liabilities, at fair value		(177.4)	(169.0)
Financial assets at fair value through profit or loss, category | Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets		611.5	504.7
Financial assets, at fair value		611.5	504.7
Financial assets at fair value through profit or loss, category | Restricted cash | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets		31.8	26.0
Financial assets, at fair value		31.8	26.0
Financial assets at fair value through profit or loss, category | Embedded foreign currency derivatives | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		0.9	1.8
Financial assets, at fair value		0.9	1.8
Financial assets at fair value through profit or loss, category | Equity swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		1.5	3.0
Financial assets, at fair value		1.5	3.0
Financial assets at fair value through other comprehensive income | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	0.8	(8.7)	0.8
Financial assets (liabilities), at fair value		(8.7)	0.8
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	0.8
Financial assets (liabilities), end	(8.7)
Financial assets at fair value through other comprehensive income | Foreign currency swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	16.4	10.6	16.4
Financial assets (liabilities), at fair value		10.6	16.4
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	16.4
Financial assets (liabilities), end	10.6
Financial assets at fair value through other comprehensive income | Interest Rate Swap Agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(0.4)	0.1	(0.4)
Financial assets (liabilities), at fair value		0.1	(0.4)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(0.4)
Financial assets (liabilities), end	0.1
Loans and receivables | Accounts receivable | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		532.5	526.4
Financial assets, at fair value		532.5	526.4
Loans and receivables | Contracts in progress: assets | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		401.6	337.5
Financial assets, at fair value		401.6	337.5
Loans and receivables | Investment in finance leases | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		93.8	95.0
Financial assets, at fair value		101.4	109.8
Loans and receivables | Advances to a portfolio investment | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		38.1	39.7
Financial assets, at fair value		38.4	40.6
Loans and receivables | Other assets | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		30.8	32.9
Financial assets, at fair value		30.8	32.9
Financial assets available-for-sale | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets		1.5	1.4
Financial assets, at fair value		$ 1.5	$ 1.4
Income | Level 3
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), realized and unrealized (losses) gain	(0.3)
Other comprehensive income | Level 3
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), realized and unrealized (losses) gain	$ 0.1